INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of income tax expense
The company's income tax expense is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Current tax:
Current tax on profits for the year	$36	$—	$1
Adjustments in respect of prior years	(15)	—	—
Total current tax expense	21	—	1
Deferred tax:
Origination and reversal of temporary differences	33	2	—
Adjustments in respect of prior years	14	—	—
Total deferred tax expense	47	2	—
Total income tax expense	$68	$2	$1

Disclosure of reconciliation of statutory income tax rate
The company’s income tax expense is reconciled as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Net (loss) income before income tax	$560	$(42)	$2
Income tax at statutory tax rate	92	(3)	1

Tax effect of:
International operations subject to different tax rates	(20)	5	—
Other	(4)	—	—

Total income tax expense	$68	$2	$1

Income tax rate reconciliation
The company’s effective tax rate is different from the company’s statutory income tax rate due to the following differences set out below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Statutory income tax rate	16.4%	6.4%	26.5%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(3.6)%	(11.1)%	15.9%
Other	(0.7)%	—%	(13.0)%
Effective income tax rate	12.1%	(4.7)%	29.4%

Deferred tax assets
The gross movement on the deferred tax asset is as follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Deferred tax asset, beginning of year	$20	$—
Recognized in net income (loss)	(47)	(2)
Business combination	369	2
Recognized in equity	188	—
Foreign exchange and other	1	20
Deferred tax assets, end of year	$531	$20
Deferred tax asset recognized relates to the following temporary differences:

AS AT DEC. 31 US$ MILLIONS	2022	2021
Non-capital loss carryforwards	$7	$18
Investments	404	—
Future policy benefits	107	—
Participating policyholder liabilities	55	—
Deferred acquisition costs	(41)	—
Tax credit carryforwards	4	2
Other	(5)	—
Deferred tax asset	$531	$20

Income tax recovery recognized in other comprehensive income
Income tax recovery recognized in other comprehensive income consist of the following:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Fair value through OCI securities	$(186)	$—	$—
Revaluation of pension obligation	(2)	—	—
Total income tax recovery in other comprehensive income	$(188)	$—	$—